DISAGGREGATION OF REVENUE	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 4 DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Supply of budgeted prepared meals	5,264,531	4,961,215	4,759,231
Operation of food stall	-	236,059	351,272
Buffet catering services	-	14,496	48,796
Ancillary delivery services	2,058	2,040	4,610
	5,266,589	5,213,810	5,163,909

Sales at a single point in time	5,266,589	5,213,810	5,163,909

The Company recognizes revenue from sales of budgeted prepared meals, operation of food stall, buffet catering services and ancillary delivery services when the entity satisfied the performance obligation at a point in time generally as the food or services are delivered to the customer and accepted by customer.

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Singapore	5,266,589	5,213,810	5,163,909
	5,266,589	5,213,810	5,163,909